INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
2026	$ 211,608	$ 282,144
2027	282,144	282,144
2028	282,144	282,144
2029	282,144	282,144
2030	117,548	117,548
Thereafter	0	0
Total future amortization expense	$ 1,175,588	$ 1,246,124	$ 2,087,965